Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Income tax penalties and interest expense	$ 0.8	$ 1.1
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Credit carryforwards	$ 12.7